BlackRock International Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 2.8%
APM Human Services International
Ltd.
(a)
.................... 70,423 $ 163,717
Brazil — 3.2%
MercadoLibre , Inc.
(a)
............ 101 82,185
MRV Engenharia e Participacoes SA . 61,213 108,250
190,435
Canada — 3.3%
North West Co., Inc. (The) ........ 6,019 162,067
Shopify, Inc., Class A
(a)
.......... 860 29,954
192,021
China — 1.1%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 68,100 63,413
Denmark — 10.8%
Chr Hansen Holding A/S ......... 1,025 67,089
Orsted A/S
(b)(c)
................ 3,098 360,659
Vestas Wind Systems A/S ........ 8,043 211,400
639,148
France — 1.9%
Nexity SA ................... 4,559 112,036
Germany — 6.2%
LEG Immobilien SE ............ 2,444 222,026
Vonovia SE .................. 4,354 145,075
367,101
India — 4.4%
Bandhan Bank Ltd.
(b)(c)
.......... 74,118 259,647
Indonesia — 10.7%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,194,500 352,608
Dayamitra Telekomunikasi Tbk . PT .. 5,643,900 277,771
630,379
Japan — 7.1%
GMO Payment Gateway, Inc. ...... 1,000 83,103
Katitas Co. Ltd. ............... 5,700 143,499
Nidec Corp. ................. 700 48,646
Shionogi & Co. Ltd. ............ 1,700 87,196
Sysmex Corp. ................ 800 56,009
418,453
Netherlands — 4.7%
Koninklijke DSM NV ............ 1,718 275,136
South Africa — 1.2%
Capitec Bank Holdings Ltd. ....... 583 70,062
Security
Shares
Shares Value
South Korea — 2.2%
Samsung SDI Co. Ltd. .......... 301 $ 132,304
Spain — 7.8%
Corp. ACCIONA Energias Renovables
SA ..................... 1,494 65,477
EDP Renovaveis SA ............ 15,050 391,440
456,917
Switzerland — 5.6%
Landis+Gyr Group AG
(a)
......... 1,775 117,158
SGS SA (Registered) ........... 86 209,880
327,038
United Kingdom — 9.1%
Haleon plc
(a)
................. 2,770 9,844
Halma plc ................... 12,894 363,132
Pearson plc ................. 10,277 95,116
Wise plc, Class A
(a)
............. 12,245 70,470
538,562
United States — 18.1%
Agilent Technologies, Inc. ........ 465 62,357
Brookfield Renewable Corp. ...... 11,398 445,933
Danaher Corp. ............... 433 126,207
GSK plc
(a)
................... 4,332 91,016
Schneider Electric SE ........... 2,472 341,887
1,067,400
Total Common Stocks — 100.2%
(Cost: $6,546,042) .............................. 5,903,769
Total Long-Term Investments — 100.2%
(Cost: $6,546,042) .............................. 5,903,769
Short-Term Securities
Money Market Funds — 0.0%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.76% ...... 172 172
SL Liquidity Series, LLC, Money Market
Series, 2.03%
(f)
............. 9 9
Total Short-Term Securities — 0.0%
(Cost: $181) ................................... 181
Total Investments — 100.2%
(Cost: $6,546,223) .............................. 5,903,950
Liabilities in Excess of Other Assets — (0.2)% ............ (11,722)
Net Assets — 100.0% .............................. $ 5,892,228
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 172 $ — $ — $ — $ 172 172 $ 175 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 9 — — — 9 9 190
(b)
—
$ — $ — $ 181 $ 365 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 163,717 $ — $ 163,717
Brazil ............................................... 190,435 — — 190,435
Canada ............................................. 192,021 — — 192,021
China ............................................... — 63,413 — 63,413
Denmark ............................................. — 639,148 — 639,148
France .............................................. — 112,036 — 112,036
Germany ............................................ — 367,101 — 367,101
India ............................................... — 259,647 — 259,647
Indonesia ............................................ 277,771 352,608 — 630,379
Japan ............................................... — 418,453 — 418,453
Netherlands ........................................... — 275,136 — 275,136
South Africa ........................................... — 70,062 — 70,062
South Korea .......................................... — 132,304 — 132,304
Spain ............................................... — 456,917 — 456,917
Switzerland ........................................... — 327,038 — 327,038
United Kingdom ........................................ 9,844 528,718 — 538,562
United States .......................................... 634,497 432,903 — 1,067,400
Short-Term Securities
Money Market Funds ...................................... 172 — — 172
$ 1,304,740 $ 4,599,201 $ — $ 5,903,941
Investments Valued at NAV
(a)
..................................... 9
$ —
$ 5,903,950
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.